Document and Entity Information	0 Months Ended
Jun. 14, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun 14, 2013
Registrant Name	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	0001209466
Amendment Flag	false
Document Creation Date	Jun 14, 2013
Document Effective Date	Jun 14, 2013
Prospectus Date	Aug 31, 2012
PowerShares Lux Nanotech Portfolio | PowerShares Lux Nanotech Portfolio
Risk/Return:
Trading Symbol	PXN

PowerShares Lux Nanotech Portfolio | PowerShares Lux Nanotech Portfolio
PowerShares Lux Nanotech Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 14, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

PowerShares Lux Nanotech Portfolio (the "Fund") no longer utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its underlying index. Instead, the Fund generally invests in all of the securities comprising its underlying index in proportion to the weightings of the securities in that underlying index. Accordingly, effective immediately, the Prospectus is changed as follows:

•  On page 33, under the section titled "PowerShares Lux Nanotech Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Sampling Risk" is deleted.

•  On page 33, under the section titled "PowerShares Lux Nanotech Portfolio—Summary Information—Principal Risks of the Fund," the third and fourth sentences of the subsection titled "Non-Correlation Risk" are deleted.

Please Retain This Supplement For Future Reference.

Label	Element	Value
PowerShares Lux Nanotech Portfolio | PowerShares Lux Nanotech Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 14, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

PowerShares Lux Nanotech Portfolio (the "Fund") no longer utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its underlying index. Instead, the Fund generally invests in all of the securities comprising its underlying index in proportion to the weightings of the securities in that underlying index. Accordingly, effective immediately, the Prospectus is changed as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Lux Nanotech Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  On page 33, under the section titled "PowerShares Lux Nanotech Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Sampling Risk" is deleted.

•  On page 33, under the section titled "PowerShares Lux Nanotech Portfolio—Summary Information—Principal Risks of the Fund," the third and fourth sentences of the subsection titled "Non-Correlation Risk" are deleted.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please Retain This Supplement For Future Reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2012